Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues
Total revenues	$ 585,396	¥ 3,819,712	¥ 1,549,354	¥ 132,613
Sales to offline distributors
Revenues
Total revenues		3,742,285	1,138,965	79,808
Sales to thirdparty ecommerce platform distributors
Revenues
Total revenues			123,585	8,346
Sales to end users through thirdparty ecommerce platforms
Revenues
Total revenues			281,131	44,405
Others
Revenues
Total revenues		¥ 77,427	¥ 5,673	¥ 54